EQUIPMENT	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
EQUIPMENT

5. EQUIPMENT

Equipment consists of the following:

	September 30, 2022	December 31, 2022
Computer equipment	$10,999	-
Less: Accumulated depreciation	2,414	-
Equipment, net	$8,585	-

Depreciation expense was approximately $907 and $0, respectively, for the three months ended September 30, 2022 and 2021, respectively. For the nine months ended September 30, 2022 and 2021, respectively, depreciation expense was approximately $2,414 and $0, respectively.

Depreciation expense is included within General and Administrative expenses in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.